5. Stockholders' Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Stock surrendered for change in control
Shareholder	Number of Shares
Tycoon – Luck Global Ltd.	14,875,000 shares
LWH Biomass Sdn Bhd	1,000,000 shares
Yuping Wang	1,125,000 shares
Yujie Wang	1,125,000 shares

Warrant activity
	Common Stock Warrants
	Shares	Weighted Average Exercise Price	Weighted average Remaining Life in years
Outstanding at December 31, 2018	–	–	–
Granted	3,500,000	1.29	3.1
Cancelled	–	–	–
Expired	–	–	–
Exercised	–	–	–
Outstanding at March 31, 2019	3,500,000	1.29	3.1
Exercisable at March 31, 2019	834,000	1.29	2.7